ASSETS HELD FOR SALE (Tables)	12 Months Ended
Dec. 31, 2021
ASSETS HELD FOR SALE
Schedule of the changes in assets classified as held for sale
	Consolidated
	2021	2020
Balance at the beginning of the year	181,279	199,050
Additions (a)	9,028	25,779
Transfer to property, plant and equipment, other assets and liabilities (b)	(25,779)	(29,610)
Sale (c)	(97,905)	(61,760)
Exchange rate variation	(13,702)	47,820
Balance as of the end of the year	52,921	181,279
a)	During the third quarter of 2021, the subsidiary Avon made its operations in India available for sale.

b)	In the first quarter of 2021, the subsidiary Avon identified new circumstances in the sale transaction of the Saudi Arabia operation, which in 2020 was classified as an available-for-sale asset, which resulted in the reclassification of this transaction from held for sale to property, plant and equipment. At the time of the reclassification, an actual depreciation was recorded, resulting in an immaterial impact on the consolidated financial statements.

c)	During the third and fourth quarters of 2021, the subsidiary Avon completed the sale of the operations located in Spain, India and Saudi Arabia, resulting in a gain of roughly R$14,600.